Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities:
Profit (loss) for the year	₩ 1,333,544	₩ (76,147)		₩ (2,872,078)
Adjustments for:
Income tax expense (benefit)	385,341	(526,299)		(472,164)
Depreciation and amortization	4,500,701	4,134,027		3,695,051
Gain on foreign currency translation	(74,125)	(296,870)		(103,460)
Loss on foreign currency translation	193,095	217,287		171,966
Expenses related to defined benefit plans	144,241	160,669		162,997
Gain on disposal of property, plant and equipment	(19,367)	(37,835)		(35,788)
Loss on disposal of property, plant and equipment	64,350	60,294		40,897
Impairment loss on property, plant and equipment	19,085	38,494		1,550,430
Impairment loss on inventories	224,576	213,932		472,885
Bad debt expense (reversal)	157	587		(17)
Reversal of impairment loss on property, plant and equipment	(1,121)
Gain on disposal of intangible assets	(196)	(111)		(552)
Loss on disposal of intangible assets		368		139
Impairment loss on intangible assets	29,488	79,593		249,450
Reversal of impairment loss on intangible assets	(1,152)	(1,110)		(960)
Impairment loss on other assets				3,602
Gain on disposal of non-current assets held for sale				(8,353)
Expense on increase of provisions	216,873	308,334		419,720
Finance income	(352,423)	(331,723)		(186,707)
Finance costs	832,596	612,164		338,419
Equity in income of equity method accounted investees, net	(7,780)	(12,545)		(12,147)
Loss on liquidation of investments in subsidiaries		72,654
Other income		(11,485)		(20,416)
Other expenses	15,538			4,451
Adjustments for reconcile of profit and loss	7,503,421	4,604,278		3,397,365
Changes in Trade accounts and notes receivable	(964,287)	(936,475)		(1,007,356)
Other accounts receivable	20,395	63,192		(49,443)
Inventories	(1,347,815)	(342,427)		159,474
Lease receivables	4,765	6,428		6,617
Other current assets	107,679	175,486		(288,770)
Other non-current assets	(58,821)	(58,641)		(38,608)
Trade accounts and notes payable	1,037,950	1,387,084		(394,564)
Other accounts payable	72,640	(1,152,786)		2,035,750
Accrued expenses	580,404	(9,704)		11,787
Provisions	(237,601)	(277,876)		(294,096)
Advances received	(268,074)	(408,900)		(242,365)
Other current liabilities	9,100	(40,200)		27,690
Defined benefit liabilities, net	(208,199)	(109,801)		(65,681)
Long-term advances received				63,672
Other non-current liabilities	11,144	12,973		7,045
Cash generated from operating activities	6,262,701	2,912,631		3,328,517
Income taxes paid	(118,305)	(156,997)		(252,812)
Interests received	79,188	75,424		47,276
Interests paid	(470,138)	(552,274)		(416,436)
Net cash provided by operating activities	5,753,446	2,278,784	[1]	2,706,545
Cash flows from investing activities:
Dividends received	4,068	8,239		7,502
Increase in deposits in banks	(694,313)	(78,452)		(114,557)
Proceeds from withdrawal of deposits in banks	77,152	78,557		114,200
Acquisition of financial assets at fair value through profit or loss	(34,418)	(3,227)		(708)
Proceeds from disposal of financial assets at fair value through profit or loss	5,226	99		452
Acquisition of financial assets at fair value through other comprehensive income				(21)
Proceeds from disposal of financial assets at fair value through other comprehensive income	24	6		107
Proceeds from disposal of investments in equity accounted investees	4,363	2,400		16,738
Acquisition of property, plant and equipment	(3,141,430)	(2,595,381)		(6,926,985)
Proceeds from disposal of property, plant and equipment	65,711	446,193		335,446
Acquisition of intangible assets	(635,805)	(353,313)		(540,996)
Proceeds from disposal of intangible assets	2,946	16,996		2,468
Government grants received	85,983	118,341		248,124
Proceeds from disposal of non-current assets held for sale				81,351
Receipt from settlement of derivatives	8,344	24,468		21,752
Increase in short-term loans				(8,725)
Proceeds from collection of short-term loans	14,533	13,720		19,881
Increase in long-term loans	(26,473)			(6,465)
Increase in deposits	(7,145)	(2,084)		(30,680)
Decrease in deposits	8,154	1,286		5,307
Proceeds from disposal of other assets		11,000		20,416
Net cash used in investing activities	(4,263,080)	(2,311,152)	[1]	(6,755,393)
Cash flows from financing activities:
Proceeds from short-term borrowings	2,573,757	2,238,806		1,841,008
Repayments of short-term borrowings	(2,425,117)	(2,506,420)		(1,154,911)
Proceeds from issuance of bonds	498,027	49,949		1,323,251
Proceeds from long-term borrowings	1,298,346	2,329,013		4,341,087
Repayments of current portion of long-term borrowings and bonds	(4,344,208)	(1,278,199)		(1,567,818)
Payment of lease liabilities	(66,941)	(62,200)		(64,570)
Capital contribution from non-controlling interests		172,966		276,396
Subsidiaries' dividends distributed to non-controlling interests		(12,086)		(6,541)
Net cash provided by (used in) financing activities	(2,466,136)	931,829		4,987,902
Net increase (decrease) in cash and cash equivalents	(975,770)	899,461		939,054
Beginning Balance	4,218,099	3,336,003		2,365,022
Effect of exchange rate fluctuations on cash held	299,268	(17,365)		31,927
Ending Balance	₩ 3,541,597	₩ 4,218,099		₩ 3,336,003

[1]	The net proceeds from selling items produced during the test are reclassified from net cash used in investing activity to net cash provided by operating activity.